SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares
Number of option
Exercised | shares	(125,900)	(125,900)	(3,572,880)	(3,572,880)	(6,513,460)	(6,513,460)
Restricted shares granted to employees and directors [Member]
Number of option
Outstanding, January 1 | shares	13,406,560	13,406,560	7,076,760	7,076,760	12,580,280	12,580,280
Granted | shares	17,477,740	17,477,740	7,553,980	7,553,980	5,000,000	5,000,000
Forfeited | shares	0	0	0	0	0	0
Exercised | shares	0	0	(1,224,180)	(1,224,180)	(10,503,520)	(10,503,520)
Outstanding, December 31 | shares	30,884,300	30,884,300	13,406,560	13,406,560	7,076,760	7,076,760	12,580,280
Vested and expected to vest at December 31 | shares	30,884,300
Exercisable at December 31, | shares	30,884,300
Weighted average grant date fair value per share
Outstanding, January 1	$ 0.93		$ 1.15		$ 0.96
Granted	0.36		0.76		1.41
Forfeited	0		0		0
Exercised	0		1.41		1.05
Outstanding, December 31	0.62		$ 0.93		$ 1.15		$ 0.96
Vested and expected to vest at December 31	0.62
Exercisable at December 31	$ 0.62
Weighted average remaining contractual year
Outstanding	8 years 11 months 23 days	8 years 11 months 23 days	8 years 6 months 7 days	8 years 6 months 7 days	8 years 11 months 26 days	8 years 11 months 26 days	9 years 7 months 17 days
Granted	9 years 7 months 9 days	9 years 7 months 9 days	9 years 3 days	9 years 3 days	9 years 5 months 26 days	9 years 5 months 26 days
Forfeited	0 years	0 years
Exercised	0 years	0 years
Vested and expected to vest at December 31	8 years 11 months 23 days	8 years 11 months 23 days
Exercisable at December 31	8 years 11 months 23 days	8 years 11 months 23 days
Aggregated intrinsic value
Outstanding, January 1 | $	$ 11,530		$ 5,364		$ 12,719
Granted | $	15,730		6,496		3,790
Forfeited | $	0		0		0
Exercised | $	0		1,053		7,962
Outstanding, December 31 | $	27,796		$ 11,530		$ 5,364		$ 12,719
Vested and expected to vest at December 31 | $	27,796
Exercisable at December 31 | $	$ 27,796
Employees and Directors [Member]
Number of option
Outstanding, January 1 | shares	26,001,220	26,001,220	35,474,100	35,474,100	41,987,560	41,987,560
Granted | shares	0	0	0	0	0	0
Forfeited | shares	(18,616,300)	(18,616,300)	(5,900,000)	(5,900,000)	0	0
Exercised | shares	(125,900)	(125,900)	(3,572,880)	(3,572,880)	(6,513,460)	(6,513,460)
Outstanding, December 31 | shares	7,259,020	7,259,020	26,001,220	26,001,220	35,474,100	35,474,100	41,987,560
Vested and expected to vest at December 31 | shares	7,259,020
Exercisable at December 31, | shares	7,259,020
Weighted average exercise price
Outstanding, January 1	$ 0.96		$ 1.07		$ 1.04
Granted	0		0		0
Forfeited	3.01		1.74		0
Exercised	0.20		0.69		0.92
Outstanding, December 31	0.99		0.96		1.07		$ 1.04
Vested and expected to vest at December 31	0.99
Exercisable at December 31	0.99
Weighted average grant date fair value per share
Outstanding, January 1	1.25		1.17		1.18
Granted	0		0		0
Forfeited	1.32		0.92		0
Exercised	0.38		0.97		1.28
Outstanding, December 31	1.09		$ 1.25		$ 1.17		$ 1.18
Vested and expected to vest at December 31	1.08
Exercisable at December 31	$ 1.08
Weighted average remaining contractual year
Outstanding	6 months 3 days	6 months 3 days	8 months 15 days	8 months 15 days	11 months 8 days	11 months 8 days	1 year 7 months 2 days
Vested and expected to vest at December 31	6 months 7 days	6 months 7 days
Exercisable at December 31	6 months 7 days	6 months 7 days
Aggregated intrinsic value
Outstanding, January 1 | $	$ 1,590		$ 2,078		$ 3,986
Granted | $	0		0
Forfeited | $			0		0
Exercised	88	¥ 575	921	¥ 6,415	0	¥ 2,284
Outstanding, December 31 | $	907		$ 1,590		$ 2,078		$ 3,986
Vested and expected to vest at December 31 | $	907
Exercisable at December 31 | $	$ 907